STATEMENT OF VALUE ADDED (Tables)	12 Months Ended
Dec. 31, 2023
Statement Of Value Added
Schedule of banks consolidated financial statements

	2023		2022		2021
Thousand of Reais
Interest and similar income	128,282,707		115,225,118		77,987,308
Net fee and commission income	15,639,965		14,875,880		15,273,301
Impairment losses on financial assets (net)	(28,008,086)		(24,828,749)		(17,112,734)
Other income and expense	5,260,422		2,174,855		(3,843,999)
Interest expense and similar charges	(81,398,673)		(67,721,941)		(28,885,478)
Third-party input	(8,677,366)		(8,207,227)		(8,078,399)
Materials, energy and others	(896,232)		(895,734)		(713,400)
Third-party services	(6,329,546)		(6,317,067)		(6,231,129)
Impairment of assets	(250,173)		(161,434)		(165,799)
Other	(1,201,415)		(832,992)		(968,071)
Gross added value	31,098,969		31,517,936		35,339,999
Retention
Depreciation and amortization	(2,740,950)		(2,585,502)		(2,433,921)
Added value produced	28,358,019		28,932,434		32,906,078
Investments in affiliates and subsidiaries	239,236		199,179		144,184
Added value to distribute	28,597,255		29,131,613		33,050,262
Added value distribution
Employee	9,567,687	33.5%	9,894,413	34.0%	8,045,893	24.3%
Compensation	6,804,098		6,351,116		5,929,439
Benefits	1,843,988		1,737,282		1,593,386
Government severance indemnity funds for employees - FGTS	549,538		2,221		431,249
Other	370,063		1,803,794		91,819
Taxes	9,382,381	32.8%	4,749,350	16.3%	9,269,368	28.0%
Federal	9,375,150		4,625,498		8,332,994
State	-		123,852		813
Municipal	7,231		-		935,561
Compensation of third-party capital - rental	148,375	0.5%	148,375	0.5%	175,677	0.5%
Remuneration of interest on capital	9,498,812	33.2%	14,339,475	49.2%	15,559,324	47.2%
Dividends and interest on capital	6,200,000		8,100,000		9,649,000
Profit Reinvestment	3,249,313		6,187,093		5,879,052
Profit (loss) attributable to non-controlling interests	49,499		52,382		31,272
Total	28,597,255	100.0%	29,131,613	100.0%	33,050,262	100.0%